Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.3%)
Verizon Communications, Inc.	797,600	33,467
The Walt Disney Co.	299,436	36,639

Total		70,106

Consumer Discretionary (9.4%)
Genuine Parts Co.	211,734	32,804
Lowe’s Companies, Inc.	145,900	37,165
The TJX Cos., Inc.	348,300	35,325

Total		105,294

Consumer Staples (8.4%)
Conagra Brands, Inc.	989,433	29,327
Dollar General Corp.	213,240	33,278
Dollar Tree, Inc. *	240,500	32,023

Total		94,628

Energy (3.3%)
Exxon Mobil Corp.	315,900	36,720

Total		36,720

Financials (19.8%)
The Allstate Corp.	222,605	38,513
American International Group, Inc.	487,800	38,131
Fidelity National Information Services, Inc.	502,827	37,300

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
The Travelers Cos., Inc.	157,649	36,281
Truist Financial Corp.	883,100	34,423
U.S. Bancorp	828,600	37,039

Total		221,687

Health Care (18.3%)
Baxter International, Inc.	838,200	35,825
Cigna Corp.	94,003	34,141
CVS Health Corp.	444,100	35,421
Hologic, Inc. *	423,488	33,015
Johnson & Johnson	198,000	31,321
Merck & Co., Inc.	268,600	35,442

Total		205,165

Industrials (9.1%)
Dover Corp.	193,242	34,241
Honeywell International, Inc.	171,060	35,110
Northrop Grumman Corp.	68,300	32,692

Total		102,043

Information Technology (14.5%)
Cisco Systems, Inc.	602,900	30,091
Cognizant Technology Solutions Corp. - Class A	434,718	31,861
Motorola Solutions, Inc.	99,600	35,356

Common Stocks (97.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Oracle Corp.	272,800	34,266
Teledyne Technologies, Inc. *	72,818	31,262

Total		162,836

Materials (3.3%)
DuPont de Nemours, Inc.	485,084	37,191

Total		37,191

Real Estate (2.5%)
Equity Residential	446,995	28,210

Total		28,210

Utilities (2.8%)
Duke Energy Corp.	328,300	31,750

Total		31,750

Total Common Stocks (Cost: $909,013)		1,095,630

Total Investments (97.7%) (Cost: $909,013)@		1,095,630

Other Assets, Less Liabilities (2.3%)		26,003

Net Assets (100.0%)		1,121,633

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $909,013 and the net unrealized appreciation of investments based on that cost was $186,617 which is comprised of $227,871 aggregate gross unrealized appreciation and $41,254 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,095,630	$—	$—

Total Assets:	$1,095,630	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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